BETTER 10K - MORTGAGE LOANS HELD FOR SALE AND WAREHOUSE LINES OF CREDIT (Tables)	6 Months Ended
Jun. 30, 2023
Mortgage Loans Held For Sale And Warehouse Agreement Borrowings [Abstract]
Schedule of Warehouse Lines Of Credit	The Company has the following outstanding warehouse lines of credit: (Amounts in thousands)MaturityFacility SizeJune 30, 2023December 31, 2022Funding Facility 1 (1)July 10, 2023$500,000 $29,617 $89,673 Funding Facility 2 (2)August 4, 2023150,000 — 9,845 Funding Facility 3 (3)August 4, 2023149,000 116,865 44,531 Total warehouse lines of credit$799,000 $146,482 $144,049 __________________(1)Interest charged under the facility is the greater of i) a) thirty day term SOFR plus three and one-eight percent for each repurchase and non-qualifying mortgage loans, and b) interest rate charged on the note (“Note Rate”) minus one and one-half percent and ii) a) thirty day term SOFR plus two and one-eight percent for each mortgage loans that is not a non-qualifying or a repurchase mortgage loan, and b) the Note Rate minus one and one-eighth percent. Cash collateral deposit of $10.0 million is maintained and included in restricted cash. Subsequent to June 30, 2023, the facility was amended to decrease facility size to $100.0 million and extend maturity to August 31, 2023. The amended interest charged is the greater of i) a) thirty day term SOFR plus three and one-eighth percent for each repurchase and non-qualifying mortgage loans, and b) interest rate charged on the note (“Note Rate”) minus one and one-half percent and ii) a) thirty day term SOFR plus two and one-eight percent for each mortgage loans that is not a non-qualifying or a repurchase mortgage loan, and b) the Note Rate minus one and one-eighth percent.(2)Interest charged under the facility is at the one month SOFR plus 1.77%. There is no cash collateral deposit maintained as of June 30, 2023. Subsequent to June 30, 2023, the facility matured on August 4, 2023 and the Company did not extend beyond maturity.(3)Interest charged under the facility is at the one month SOFR plus 1.60% - 1.85%. Cash collateral deposit of $3.8 million is maintained and included in restricted cash. Subsequent to June 30, 2023, the facility was amended to increase the interest to one month SOFR plus 1.60% - 2.25% and extend the maturity to September 8, 2023.The Company has the following outstanding warehouse lines of credit: December 31,(Amounts in thousands)MaturityFacility Size20222021Funding Facility 1 (1)July 10, 2023$500,000 $89,673 $286,804 Funding Facility 2 (2)October 31, 2022— — 171,649 Funding Facility 3 (3)September 30, 2022— — 55,622 Funding Facility 4 (4)January 30, 2023500,000 9,845 409,616 Funding Facility 5 (5)May 31, 2022— — 622,573 Funding Facility 6 (6)August 31, 2022— — 4,184 Funding Facility 7 (7)August 25, 2022— — 7,279 Funding Facility 8 (8)March 8, 2023500,000 44,531 94,181 Funding Facility 9 (9)April 6, 2022— — 1,433 Funding Facility 10 (10)July 5, 2022— — 14,576 Total warehouse lines of credit$1,500,000 $144,049 $1,667,917 __________________(1)Interest charged under the facility is the greater of i) a) thirty day term SOFR plus three and one-eight percent for each repurchase and non-qualifying mortgage loans, and b) interest rate charged on the note (“Note Rate”) minus one and one-half percent and ii) a) thirty day term SOFR plus two and one-eight percent for each mortgage loans that is not a non-qualifying or a repurchase mortgage loan, and b) the Note Rate minus one and one-eighth percent. Cash collateral deposit of $10.0 million is maintained. (2)Interest charged under the facility was at the one month SOFR plus 1.75%, with a floor rate of one month LIBOR at 1.00%, as defined in agreement. Cash collateral deposit of $2.5 million was maintained until maturity. Funding Facility 2 matured on October 31, 2022 and the company did not extend beyond maturity.(3)Interest charged under the facility was at the respective one month LIBOR plus 1.75%, with a floor rate of 2.25%, as defined in the agreement. Cash collateral deposit of $4.5 million was maintained until maturity. Funding Facility 3 matured on September 30, 2022 and the company did not extend beyond maturity.(4)Interest charged under the facility is at the one month SOFR plus 1.77%. There is no cash collateral deposit maintained as of December 31, 2022. Subsequent to December 31, 2022, the facility was amended to decrease capacity to $250.0 million and to extend maturity to June 6, 2023.(5)Interest charged under the facility was at the one month LIBOR plus 1.76% - 2.25%, with a floor rate of 0.50%. There was no cash collateral deposit maintained. Funding Facility 5 matured on May 31, 2022 and the company did not extend beyond maturity.(6)Interest charged under the facility was at the one month SOFR plus 1.50% - 1.75%. Cash collateral deposit of $4.5 million was maintained. Funding Facility 6 matured on August 31, 2022 and the company did not extend beyond maturity.(7)Interest charged under the facility was at the Adjusted one month Term SOFR plus 1.75% - 2.25%, with a floor rate of one month LIBOR at 0.38%. There was no cash collateral deposit maintained. Funding Facility 7 matured on August 25, 2022 and the company did not extend beyond maturity.(8)Interest charged under the facility is at the one month SOFR plus 1.60% - 1.85%. Cash collateral deposit of $5.0 million is maintained. Subsequent to December 31, 2022, the facility was amended to decrease capacity to $250.0 million and to extend the maturity to June 6, 2023.(9)Interest charged under the facility was at the one month LIBOR plus 1.60%, with a floor rate of one month LIBOR at 0.50%, as defined in the agreement. There was no cash collateral deposit maintained. Funding Facility 9 matured on April 6, 2022 and the company did not extend beyond maturity.(10)Interest charged under the facility was at the one month LIBOR plus 1.88%, with a floor rate of one month LIBOR at 0.25%, as defined in the agreement. There was no cash collateral deposit maintained. Funding Facility 10 matured on July 5, 2022 and the company did not extend beyond maturity.
Schedule Of Loans Held For Sale	The Company’s LHFS are summarized below by those pledged as collateral and those fully funded by the Company:(Amounts in thousands)June 30, 2023December 31, 2022Funding Facility 1 $31,853 $101,598 Funding Facility 2— 10,218 Funding Facility 3129,331 46,356 Total LHFS pledged as collateral161,184 158,172 Company-funded LHFS151,500 136,599 Company-funded Home Equity Line of Credit10,082 8,320 Total LHFS322,766 303,091 Fair value adjustment(32,186)(54,265)Total LHFS at fair value$290,580 $248,826 The Company’s LHFS are summarized below by those pledged as collateral and those fully funded by the Company:December 31,(Amounts in thousands)20222021Funding Facility 1$101,598 $309,003 Funding Facility 2— 186,698 Funding Facility 3— 67,106 Funding Facility 410,218 439,767 Funding Facility 5— 681,521 Funding Facility 6— 5,016 Funding Facility 7— 9,828 Funding Facility 846,356 110,845 Funding Facility 9— 4,420 Funding Facility 10— 16,666 Total LHFS pledged as collateral158,172 1,830,870 Company-funded LHFS136,599 5,944 Company-funded Home Equity Line of Credit8,320 — Total LHFS303,091 1,836,814 Fair value adjustment(54,266)17,621 Total LHFS at fair value$248,826 $1,854,435